Letters of Credit - Additional Information (Detail) - Letter of Credit [Member] - USD ($) $ in Millions	Apr. 26, 2017	Dec. 31, 2017	Nov. 08, 2016
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 0.5		$ 0.3
Letter of credit description	On April 26, 2017, the Company's irrevocable letter of credit was amended, increasing the total amount to $0.5 million and providing for decreases in the letter of credit as specified in the lease, in the amount of $0.1 million on each of the following dates February 1, 2019, February 3, 2020, February 1, 2021 and February 1, 2022. All other terms and conditions remained the same.
Additional security deposit for office		$ 0.1